Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of performance-based share units
The following table reflects the activity of PSUs under the 2021-2023 Long-Term Incentive Plan for the year ended December 31, 2021:

	2021
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	6,931,030	$10.83
Granted	3,035,985	13.15
Forfeited/Cancelled	(545,790)	10.83
Vested	—	—
Nonvested at end of year	9,421,225	$11.55

Schedule of activity of restricted share units
The following table reflects the activity of RSUs under the 2017-2019 Long-Term Incentive Plan and 2021-2023 Long-Term Incentive Plan for the year ended December 31, 2021:

	2021
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	5,443,197	$10.95
Granted	1,464,305	14.42
Forfeited	(396,086)	11.88
Vested	(2,141,337)	11.59
Nonvested at end of year	4,370,079	$11.72

Schedule of additional share-based compensation
The table below provides additional share-based compensation information for the years ended December 31, 2021, 2020, and 2019:

	2021	2020	2019
	(in millions)
Total intrinsic value of options exercised and shares vested	$35	$41	$21
Fair value of shares vested	$25	$42	$23
Cash received from share award exercises	$—	$—	$—
Tax benefit of options exercised and shares vested	$—	$—	$—